Business Combination	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Business Combination
Note 3 — Business Combinations
The transactions below met the requirements to be considered a business combination under Accounting Standards Codification (“ASC”) 805. The accounts, affected for preliminary adjustments to reflect fair market values assigned to assets purchased and liabilities assumed, and results of operations, are included in the Company’s financial statements from the date of acquisition. The Company has allocated the purchase price to the tangible assets, identifiable intangible assets and liabilities based on their estimated fair market values at the acquisition date as required under ASC 805. The excess of the purchase price over the fair value of the net identifiable tangible assets, intangible assets and liabilities was recorded as goodwill.
Acquisition of Summit Tooling and Summit Plastics
MCT Holdings completed an acquisition of Summit Tooling and Summit Plastics LLC (“Summit Plastics”, collectively, “Summit”) on February 1, 2021 in which it acquired 100 percent of the equity interest of Summit. In conjunction with the equity purchase, the Company acquired the real estate in which Summit performs their operations. Summit Tooling designs and manufactures plastic injection molds and Summit Plastics provides molding of precision plastic components for a variety of industries. The primary reason for the acquisition was to expand the Company’s capabilities in manufacturing and expand its customer base of high-quality manufacturing and industrial technology companies in North America.
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following (in thousands):

Cash	$10,875

Fair value of total consideration transferred	$10,875

The consideration excludes $892 of buyer transaction expenses that are included in other expenses within the accompanying Unaudited Condensed Consolidated Statements of Comprehensive Loss. The Company paid a transaction fee of $225 to an affiliate of the majority member of the Company.
The goodwill recognized as part of the acquisition primarily reflects the value of the assembled workforce acquired and the value of future growth prospects and expected business synergies realized as a result of combining and integrating the acquired business into the Company’s existing platform. The goodwill recognized is partially deductible for tax purposes.
The following table sets forth the fair values of the assets acquired and liabilities assumed in connection with the acquisition of Summit (in thousands):

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$40
Accounts receivable	627
Inventory	339
Fixed assets	4,371
Intangible assets	5,000

Total assets acquired	10,377

Accounts payable	40
Deferred revenue	776
Other current liabilities	95
Other noncurrent liabilities	1,323

Total liabilities assumed	2,234

Total identifiable net assets	8,143

Goodwill	$2,732

Below is a summary of the intangible assets acquired in the acquisition (in thousands):

	Acquisition Date Fair Value	Estimated Life (Years)
Trade name	$400	5
Customer relationships	4,600	11

Total Intangible assets	$5,000
The amounts of revenue and net loss of Summit since the acquisition date included in the Unaudited Condensed Consolidated Statements of Comprehensive Loss for the nine months ended September 30, 2021 are as follows (in thousands):

Revenue	$4,496
Net loss	(1,029)
Acquisition of PPC
Incodema Holdings completed an acquisition of PPC on April 30, 2021 in which it acquired 100 percent of the membership interest of PPC. In conjunction with the equity purchase, the Company acquired the real estate in which PPC performs their operations. PPC is a manufacturing company that offers integrated engineering-to-
production services, specializing in making prototype,
small-run
and mass production of parts and components

for medical, high-tech, automotive and metal stamping industries. The primary reason for the acquisition was to both expand the Company’s capabilities into metal stamping with high-quality manufacturing and industrial technology companies in North America.
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following (in thousands)

Cash	$25,721

Fair value of total consideration transferred	$25,721
The consideration excludes $984 of buyer transaction expenses that are included in other expenses within the accompanying Unaudited Condensed Consolidated Statements of Comprehensive Loss. The Company paid a transaction fee of $264 to an affiliate of the majority member of the Company.
The goodwill recognized as part of the acquisition primarily reflects the value of the assembled workforce acquired and the value of future growth prospects and expected business synergies realized as a result of combining and integrating the acquired business into the Company’s existing platform. The goodwill recognized is partially deductible for tax purposes.
The following table sets forth the fair values of the assets acquired and liabilities assumed in connection with the acquisition of PPC (in thousands):

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$162
Accounts receivable	899
Inventory	480
Fixed assets	2,413
Intangible assets	14,200

Total assets acquired	18,154

Accounts payable	148
Accrued expenses	79

Total liabilities assumed	227

Total identifiable net assets	17,927

Goodwill	$7,794

Below is a summary of the intangible assets acquired in the acquisition (in thousands):

	Acquisition Date Fair Value	Estimated Life (Years)
Trade name	$1,100	5
Customer relationships	13,100	17

Total intangible assets	$14,200
The amounts of revenue and net loss of PPC since the acquisition date included in the Unaudited Consolidated Statements of Comprehensive Loss for the nine months ended September 30, 2021 are as follows (in thousands):

Revenue	$4,571
Net loss	(262)

Acquisition of Centex and Laser
Incodema Holdings completed acquisitions of Centex and Laser on April 30, 2021 in which it acquired 100 percent of the equity interests of Centex and Laser. Both entities are wholly owned entities of Incodema Holdings. Centex is a top tier medical device manufacturing supplier and Laser provides high precision manufacturing services, combining state of the art technology with expert craftsmanship to deliver superior products. The acquisition is consistent with the Company’s mission to expand its high-quality manufacturing and industrial technology capabilities in North America.
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following (in thousands):

	Centex	Laser	Total
Cash	$11,774	$6,946	$18,720

Fair value of total consideration transferred	$11,774	$6,946	$18,720

The consideration excludes $1,226 of buyer transaction expenses that are included in other expenses within the accompanying Unaudited Condensed Consolidated Statements of Comprehensive Loss. The Company paid a transaction fee of $190 to an affiliate of the majority member of the Company.
The goodwill recognized as part of the acquisition primarily reflects the value of the assembled workforce acquired and the value of future growth prospects and expected business synergies realized as a result of combining and integrating the acquired businesses into the Company’s existing platform. The goodwill recognized is partially deductible for tax purposes.
The following table sets forth the preliminary fair values of the assets acquired and liabilities assumed in connection with the acquisition of Centex and Laser (in thousands):

	Acquisition Date Fair Value
	Centex	Laser
Recognized amounts of identifiable assets acquired and liabilities assumed

Cash	$—	$68
Accounts receivable	1,775	900
Inventory	524	622
Prepaid expenses	108	1
Fixed assets	1,787	760
Intangible assets	6,243	3,557
Other assets	1	2

Total assets acquired	10,438	5,910

Accounts payable	252	568
Paycheck Protection Program (PPP) loan	649	—
Accrued expenses	271	27
Other current liabilities	23	44
Other noncurrent liabilities	1,234	703

Total liabilities assumed	2,429	1,342

Total identifiable net assets	$8,009	$4,568

Goodwill	3,765	2,378

Below is a summary of the intangible assets acquired in the acquisition (in thousands):

	Acquisition Date Fair Value – Centex	Estimated Life (Years)
Trade name	$510	5
Customer relationships	5,733	17

Total intangible assets	$6,243

	Acquisition Date Fair Value – Laser	Estimated Life (Years)
Trade name	$290	5
Customer relationships	3,267	17

Total intangible assets	$3,557
The amounts of revenue and net loss of Centex since the acquisition date included in the Unaudited Condensed Consolidated Statements of Comprehensive Loss for the nine months ended September 30, 2021 are as follows (in thousands):

Revenue	$3,049

Net loss	(1,102)
The amounts of revenue and net income of Laser since the acquisition date included in the Unaudited Condensed Consolidated Statements of Comprehensive Loss for the nine months ended September 30, 2021 are as follows (in thousands):

Revenue	$2,707

Net income	425
Acquisition of Micropulse West
Incodema Holdings completed an acquisition of Micropulse West on April 30, 2021 in which it acquired 100 percent of the membership interest of Micropulse West. Micropulse West is a full-service specialist offering a variety of services such as wire Electrical Discharge Machine (“EDM”), ram EDM, small hole EDM, CNC and manual machining/turning, surface grinding, and inspection. The acquisition is consistent with the Company’s mission to acquire high-quality manufacturing and industrial technology companies in North America.
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following (in thousands):

Cash	$12,452
Contingent consideration	1,295

Fair value of total consideration transferred	$13,747

The consideration excludes $869 of buyer transaction expenses that are included in other expenses within the accompanying Unaudited Condensed Consolidated Statements of Comprehensive Loss. The Company paid a transaction fee of $130 to an affiliate of the majority member of the Company.
The goodwill recognized as part of the acquisition primarily reflects the value of the assembled workforce acquired and the value of future growth prospects and expected business synergies realized as a result of combining and integrating the acquired businesses into the Company’s existing platform. The goodwill recognized is partially deductible for tax purposes.
The following table sets forth the preliminary fair values of the assets acquired and liabilities assumed in connection with the acquisition of Micropulse West (in thousands):

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$70
Accounts receivable	866
Inventory	333
Other current assets	10
Fixed assets	2,490
Intangible assets	7,000

Total assets acquired	10,769

Accounts payable	139
Accrued expenses	13
Other current liabilities	99

Total liabilities assumed	251

Total identifiable net assets	10,518

Goodwill	$3,229

Additional contingent consideration is due to the seller of Micropulse West. The earnout is based upon the Micropulse West’s reported earnings before interest, taxes, depreciation, and amortization for the trailing twelve- month period ending April 30, 2022. The maximum amount payable under the arrangement is $4,000. The Company expects that the aggregate undiscounted payments under the contingent consideration arrangement will range from $0 to $4,000.
Below is a summary of the intangible assets acquired in the acquisition (in thousands):

	Acquisition Date Fair Value	Estimated Life (Years)
Trade name	$600	5
Customer relationships	6,400	17

Total intangible assets	$7,000
The amounts of revenue and net loss of Micropulse West since the acquisition date included in the Unaudited Condensed Consolidated Statements of Comprehensive Loss for the nine months ended September 30, 2021 are as follows (in thousands):

Revenue	$3,022

Net loss	(187)
Supplemental and Unaudited Pro Forma Information
The following unaudited supplemental pro forma information summarizes the combined results of operations for the above-described transactions as if the transactions had occurred on January 1, 2020 (in thousands).

	Nine months ended September 30,
	2021	2020
Revenue	$118,254	$111,945

Net income	$2,261	$(1,203)

The supplemental and unaudited pro forma net income includes the following adjustments:

•	Adjustments to fair value write-up of inventory sold for the nine months ended September 30, 2021 and September 30, 2020 of $0 and $1,063, respectively.

•	Adjustments to property and equipment for the nine months ended September 30, 2021 and September 30, 2020 of $306 and $2,045, respectively.

•	Adjustments to intangible amortization for the nine months ended September 30, 2021 and September 30, 2020 of $773 and $5,349, respectively.

•	Adjustments to interest expense for the nine months ended September 30, 2021 and September 30, 2020 of $(8,902) and $4,129, respectively.
The historical financial information has been adjusted by applying the Company’s accounting policies and giving effect to the pro forma adjustments, which consist of (i) amortization expense associated with identified intangible assets; (ii) depreciation of fixed asset step-up
(for
pre-acquisition
periods only); (iii) accretion of inventory
step-up
value; (iv) interest expense related to the acquisition-related financing; and (v) transaction- related costs. The pro forma consolidated results are not necessarily indicative of what the consolidated results would have been had the acquisitions been completed on January 1, 2020. The pro forma consolidated results do not purport to project future results of combined operations, nor do they reflect the expected realization of any revenue or cost synergies.

Note 3 — Business Combination
The transactions below met the requirements to be considered a business combination under ASC 805. The accounts, affected for preliminary adjustments to reflect fair market values assigned to assets purchased and liabilities assumed, and results of operations, are included in the Company’s Consolidated Financial Statements from the date of acquisition. The Company has allocated the purchase price to the tangible and identifiable intangible assets based on their estimated fair market values at the acquisition date as required under ASC 805. The excess of the purchase price over the fair value of the net identifiable tangible and intangible assets was recorded as goodwill.
Acquisition of Kemeera, LLC. d/b/a FATHOM
MCT Group Holdings, LLC completed an acquisition of Kemeera, LLC d/b/a FATHOM (“FATHOM”) on September 23, 2019 in which it acquired 100 percent of the membership interest of FATHOM. FATHOM provides a mix of prototype and production manufacturing services in addition to development and engineering services. FATHOM’s prototype services include 3D printing and additive manufacturing, CNC machining, urethane casting, tooling, injection molding, and part assembly and finishing. Additional services include industrial and engineering support and contract research and development projections. The primary reason for the acquisition was to expand the Company’s capabilities in
3-D
printing and manufacturing and expand its customer base of high-quality manufacturing and industrial technology companies in North America.
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following:

Consideration (in thousands)
Cash	$26,912
Equity instruments	2,923

Fair value of total consideration transferred	$29,835

The consideration excludes $1,094 of buyer transaction expenses that are included in other expenses within the accompanying Consolidated Statements of Comprehensive Loss.

The following table sets forth the fair values of the assets acquired and liabilities assumed in connection with the acquisition of FATHOM (in thousands):

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	$125
Accounts receivable	2,298
Inventory	333
Prepaid expenses	351
Fixed assets	4,627
Intangible assets	14,100

Total assets acquired	21,834

Accounts payable	1,852
Accrued expenses	491
Other current liabilities	141
Taxes payable	158
Long-term debt	63

Total liabilities assumed	2,705

Total identifiable net assets	19,129

Goodwill	$10,706

Below is a summary of the intangible assets acquired in the acquisition (in thousands):

	Acquisition Date Fair Value	Estimated Life (Years)
Trade name	$4,300	15
Customer relationships	5,300	10
Developed technology	4,500	5

Total Intangible assets	$14,100
The amounts of revenue and net (loss) income of FATHOM since the acquisition date included in the Consolidated Statements of Comprehensive Loss for the reporting periods are as follows:

(in thousands)	2020	2019
Revenue	$20,899	$6,569

Net income (loss)	$370	$(1,488)

Acquisition of ICO Mold, LLC
MCT Group Holdings, LLC completed an acquisition of ICO Mold, LLC and its subsidiary ICO Mold (Shenzhen), LLC (collectively, “ICO Mold”) on December 2, 2019 in which it acquired 100 percent of the membership interest of ICO Mold. ICO Mold is a custom plastic manufacturer servicing customers in a variety of industries that provides custom plastic injection molding, CNC machining of plastic and metal, and urethane casting. The primary reason for the acquisition was to both expand the Company’s capabilities into injection molding with high-quality manufacturing and industrial technology companies in North America and expand manufacturing capability in China.

The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following:

Consideration (in thousands)
Cash	$15,998
Equity instruments	3,219

Fair value of total consideration transferred	$19,217

The consideration excludes $965 of buyer transaction expenses that are included in other expenses within the accompanying Consolidated Statements of Comprehensive Loss. The Company paid a transaction fee of $230 to an affiliate of the majority member of the Company.
The following table sets forth the fair values of the assets acquired and liabilities assumed in connection with the acquisition of ICO Mold (in thousands):

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	$105
Accounts receivable	800
Inventory	88
Prepaid expenses	20
Fixed assets	62
Intangible assets	5,500

Total assets acquired	6,575

Accounts payable	678
Accrued expenses	194
Taxes payable	12

Total liabilities assumed	884

Total identifiable net assets	5,691

Goodwill	$13,526

Below is a summary of the intangible assets acquired in the acquisition (in thousands):

	Acquisition Date Fair Value	Estimated Life (Years)
Trade name	$700	5
Customer relationships	3,500	6
Developed software	1,300	5

Total intangible assets	$5,500
The amounts of revenue and net (loss) income of ICO Mold since the acquisition date included in the Consolidated Statements of Comprehensive Loss for the reporting periods are as follows:

(in thousands)	2020	2019
Revenue	$10,884	$672

Net income (loss)	$641	$(982)

Acquisition of Incodema, LLC and Newchem, LLC
Incodema Holdings, LLC completed acquisitions of Incodema, LLC (“Incodema”) and Newchem, LLC (“Newchem”) on July 27, 2020 in which it acquired 100 percent of the membership interests of Incodema and Newchem. Both entities are wholly owned entities of Incodema Holdings. Incodema is a prototype and short run sheet metal stamping provider which produces high quality items such as sheet metal stampings, intricate metal formings, short run production stamping, and laser cutting. Newchem is a photochemical milling company whose process involves coating material specified with a light sensitive polymer, imaging with a photo tool using UV light, developing and then chemically etching. The acquisition is consistent with the Company’s mission to expand its high-quality manufacturing and industrial technology capabilities in North America.
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following:

Consideration (in thousands)	Incodema	Newchem	Total
Cash	$30,948	$6,320	$37,268
Equity instruments	$920	$183	$1,103
Contingent consideration	$8,696	$—	$8,696

Fair value of total consideration transferred	$40,564	$6,503	$47,067

The consideration transferred is subject to customary working capital settlements in the post-combination period. The consideration excludes $1,489 of buyer transaction expenses that are included in other expenses within the accompanying Consolidated Statements of Comprehensive Loss. The Company paid a transaction fee of $400 to an affiliate of the majority member of the Company.
The following table sets forth the preliminary fair values of the assets acquired and liabilities assumed in connection with the acquisition of Incodema and Newchem (in thousands):

	Acquisition Date Fair Value
	Incodema	Newchem
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	$63	$69
Accounts receivable	2,370	741
Inventory	735	487
Other current assets	3	1
Prepaid expenses	77	8
Fixed assets	2,277	1,949
Intangible assets	19,300	2,800

Total assets acquired	24,825	6,055

Accounts payable	324	223
Accrued expenses	110	35
Other current liabilities	286	61

Total liabilities assumed	720	319

Total identifiable net assets	$24,105	$5,736

Goodwill	16,459	767

Additional contingent consideration is due to the seller of Incodema based upon the Gross Profit of a specified product sold by Incodema for the years ending December 31, 2020, 2021, and 2022. The Company expects that the aggregate undiscounted payments under the contingent consideration arrangement will be $3,260, $3,480 and $3,020 in the years ended December 31, 2021, 2022 and 2023, respectively.

Below is a summary of the intangible assets acquired in the acquisition (in thousands):

	Acquisition Date Fair Value - Incodema	Estimated Life (Years)
Trade name	$2,700	15
Customer relationships	11,500	9
Developed software	5,100	5

Total intangible assets	$19,300

	Acquisition Date Fair Value - Newchem	Estimated Life (Years)
Trade name	$300	5
Customer relationships	2,500	16

Total intangible assets	$2,800
The amounts of revenue and net (loss) income of Incodema since the acquisition date included in the Consolidated Statements of Comprehensive Loss for the reporting periods are as follows:

(in thousands)	2020
Revenue	$6,900

Net loss	$(1,085)

The amounts of revenue and net income of Newchem since the acquisition date included in the Consolidated Statements of Comprehensive Loss for the reporting periods are as follows:

(in thousands)	2020
Revenue	$2,369

Net income	$184

Acquisition of Dahlquist Machine, LLC
Incodema Holdings, LLC completed an acquisition of Dahlquist Machine, LLC (“Dahlquist”) on December 16, 2020 in which it acquired 100 percent of the membership interest of Dahlquist. In conjunction with the equity purchase, the Company acquired the real estate in which Dahlquist Machine, LLC performs their operations. Dahlquist is a precision machining company with state-of-the-art
computer numerical control (CNC) mills and lathes, specializing in high-speed precision machining of light metals, aluminum, and plastics. The acquisition is consistent with the Company’s mission to acquire high-quality manufacturing and industrial technology companies in North America.
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following:

Consideration (in thousands)
Cash	$16,098
Equity instruments	368
Contingent consideration	1,166

Fair value of total consideration transferred	$17,632

fabricator and has evolved into one of the most progressive precision sheet metal products manufacturers in the nation. The acquisition is consistent with the Company’s mission to expand its high-quality manufacturing and industrial technology capabilities in North America.
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following:

Consideration (in thousands)
Cash	$33,557
Equity instruments	1,471

Fair value of total consideration transferred	$35,028

The consideration transferred is subject to customary working capital settlements in the post-combination period. The consideration excludes $1,145 of buyer transaction expenses that are included in other expenses within the accompanying Consolidated Statements of Comprehensive Loss. The Company paid a transaction fee of $361 to an affiliate of the majority member of the Company.
The following table sets forth the preliminary fair values of the assets acquired and liabilities assumed in connection with the acquisition (in thousands):

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	$—
Accounts receivable	2,645
Inventory	1,184
Other current assets	30
Prepaid expenses	201
Fixed assets	4,229
Intangible assets	20,100

Total assets acquired	28,389

Accounts payable	244
Accrued expenses	231
Other current liabilities	644

Total liabilities assumed	1,119

Total identifiable net assets	27,270

Goodwill	$7,758

Below is a summary of the intangible assets acquired in the acquisition (in thousands):

	Acquisition Date Fair Value	Estimated Life (Years)
Trade name	$1,500	5
Customer relationships	18,600	16

Total intangible assets	$20,100

The amounts of revenue and net (loss) income of Majestic since the acquisition date included in the Consolidated Statements of Comprehensive Loss for the reporting periods are as follows:

(in thousands)	2020
Revenue	$911

Net loss	$(1,129)

Other acquisitions
Midwest Composite Technologies, LLC purchased substantially all assets and property, and agreed to assume certain liabilities of GPI Prototype & Manufacturing Services, LLC (“GPI”) on August 18, 2020 for a total consideration transferred of $2,441. The primary reason for the acquisition was to expand the Company’s capabilities in
3-D
printing as well as expand its customer based with high-quality manufacturing and industrial technology companies in North America.
Incodema Buyer LLC completed an acquisition of Mark Two Engineering, LLC (“Mark Two”) on December 18, 2020 in which it acquired 100 percent of the membership interest of Mark Two for a total consideration transferred of $6,639. Mark Two is a contract manufacturing firm that specializes in rapid prototyping, complex high-precision component machining and manufacturing in the Medical Device and Aerospace industries. The acquisition is consistent with the Company’s mission to expand its high-quality manufacturing and industrial technology capabilities in North America.
Supplemental and Unaudited Pro Forma Information
The following unaudited supplemental pro forma information summarizes the combined results of operations for the above-described transactions as if the transactions had occurred on the following dates

•	January 1, 2018 for the FATHOM and ICO Mold transactions.

•	January 1, 2019 for the Incodema, Newchem, GPI, Dahlquist, Majestic, and Mark Two transactions.

	2020	2019
Revenue	$110,583	$97,020

Net income (loss)	$(7,441)	$(11,223)

The supplemental and unaudited pro forma net income (loss) includes the following adjustments:

•	Adjustment to fair value write-up of inventory sold for the years ended December 31, 2020 and 2019 of $649 and $(649), respectively.

•	Adjustment to PPE depreciation for the years ended December 31, 2020 and 2019 of $2,282 and $2,139, respectively.

•	Adjustment to amortization of intangible assets for the years ended December 31, 2020 and 2019 of $3,821 and $7,223, respectively.

•	Adjustment to interest expense for the years ended December 31, 2020 and 2019 of $3,659 and $4,923, respectively.
The historical financial information has been adjusted by applying the Company’s accounting policies and giving effect to the pro forma adjustments, which consist of (i) amortization expense associated with identified intangible assets; (ii) depreciation of fixed asset step-up
(for
pre-acquisition
periods only); (iii) accretion of inventory
step-up
value; (iv) interest expense related to the acquisition-related financing; and (v) transaction-related costs. The pro forma consolidated results are not necessarily indicative of what the consolidated results would have been had the acquisitions been completed on January 1, 2018 and January 2019. The pro forma consolidated results do not purport to project future results of combined operations, nor do they reflect the expected realization of any revenue or cost synergies.